FINANCIAL RISK MANAGEMENT (Details 6) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments with exposure to credit risk [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 164,444,879	S/ 150,222,600
Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	137,783,757	126,274,174
United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,406,074	5,249,491
Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,743,760	7,877,998
Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,702,516	3,334,287
Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	551,952	726,023
Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,791,245	2,877,895
Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	370,826	502,872
Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	530,313	502,985
Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	128,814	106,216
Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	520,269	608,630
Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	404,156	289,646
France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	154,016	198,463
Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	212,417	214,867
Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	136,976	207,400
The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	54,251	56,136
Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,953,537	1,195,517
Held for trading and hedging [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,726,563	4,957,621
Held for trading and hedging [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,394,575	2,661,743
Held for trading and hedging [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	195,955	235,036
Held for trading and hedging [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,372	0
Held for trading and hedging [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,324,999	1,245,998
Held for trading and hedging [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,909	65
Held for trading and hedging [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	411,276	342,613
Held for trading and hedging [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	22,476	0
Held for trading and hedging [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,570	0
Held for trading and hedging [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,804	5,819
Held for trading and hedging [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	231,336	364,433
Held for trading and hedging [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,215	1,605
Held for trading and hedging [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	90,845	98,556
Held for trading and hedging [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	231	0
Held for trading and hedging [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Held for trading and hedging [member] | Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	1,753
At inception [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	537,685	459,099
At inception [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	118,396	174,771
At inception [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	291,295	223,223
At inception [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	28,510	0
At inception [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	22,154	29,315
At inception [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	30,148	7,654
At inception [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At inception [member] | Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	47,182	24,136
Loans and receivables [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	130,343,367	121,001,793
Loans and receivables [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	114,046,024	107,315,656
Loans and receivables [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,757,745	1,722,387
Loans and receivables [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,516,991	6,992,985
Loans and receivables [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,619,679	1,157,154
Loans and receivables [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	498,512	660,191
Loans and receivables [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,906,346	1,597,426
Loans and receivables [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	193,120	283,056
Loans and receivables [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	80,844	83,792
Loans and receivables [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	39,477	28,295
Loans and receivables [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	112,869	111,019
Loans and receivables [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	131,983	133,373
Loans and receivables [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,883	23,465
Loans and receivables [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	204,100	205,334
Loans and receivables [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	89,718	171,335
Loans and receivables [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Loans and receivables [member] | Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,133,076	516,325
Investments available- for-sale [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	24,423,891	18,685,667
Investments available- for-sale [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,324,374	11,515,894
Investments available- for-sale [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,049,957	2,986,309
Investments available- for-sale [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,213,397	885,013
Investments available- for-sale [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	590,387	780,468
Investments available- for-sale [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	48,531	65,767
Investments available- for-sale [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	379,465	838,702
Investments available- for-sale [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	44,062	98,022
Investments available- for-sale [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	329,679	334,116
Investments available- for-sale [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	74,533	72,102
Investments available- for-sale [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	172,932	129,960
Investments available- for-sale [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	269,958	154,668
Investments available- for-sale [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	48,649	74,734
Investments available- for-sale [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,048	6,119
Investments available- for-sale [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	47,027	36,065
Investments available- for-sale [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	54,251	56,136
Investments available- for-sale [member] | Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	771,641	651,592
Investments held-to-maturity [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,413,373	5,118,420
Investments held-to-maturity [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,900,388	4,606,110
Investments held-to-maturity [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	111,122	82,536
Investments held-to-maturity [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	138,941	150,667
Investments held-to-maturity [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	72,004	69,839
Investments held-to-maturity [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	111,168	121,794
Investments held-to-maturity [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	70,072	77,423
Investments held-to-maturity [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,132	3,218
Investments held-to-maturity [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,639	1,708
Investments held-to-maturity [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,269	3,414
Investments held-to-maturity [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Investments held-to-maturity [member] | Other Country [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 1,638	S/ 1,711